                      [THE PERKINS OPPORTUNITY FUND LOGO]


October 15, 1996


Dear Shareholders:

The six month period ended September 30, 1996 has been a volatile time for the market and The Perkins Opportunity Fund. After starting the period at a NAV of $18.78 on 3-31-96, the Fund made a high of $23.81 on 5-24-96. At that point in time, the Fund was up 36.8% year to date. Subsequently, due to a market decline, the Fund's NAV declined to a low of $17.33 on 8-14-96, giving back most of the previous gain for the year. As of 9-30-96, at a NAV of $18.19, the Fund was up 5.7% year to date and up 5.0% from its August low. This has raised a number of questions, since most of the indexes have had stronger rallies off their lows and higher year to date returns. Our feeling is that the Fund is going through a normal consolidation period. It is an aggressive growth portfolio and, as such, is more volatile than the market. There are time periods when the Fund outperforms the market and others when it underperforms. As bottom-up stock pickers, we have not changed our investment approach. We continue to search for new buy opportunities and monitor our holdings as always. The Fund owns shares in many unique companies which we feel have the potential to be long-term winners.


                          THE PERKINS OPPORTUNITY FUND

02/18/93    6.23      10/01/93    8.02      05/16/94    8.39      12/27/94    9.76      08/09/95   16.16      03/21/96   18.32
02/19/93    6.23      10/04/93    8.00      05/17/94    8.42      12/28/94    9.71      08/10/95   16.01      03/22/96   18.49
02/22/93    6.13      10/05/93    7.99      05/18/94    8.36      12/29/94    9.77      08/11/95   16.01      03/25/96   18.25
02/23/93    6.33      10/06/93    8.06      05/19/94    8.39      12/30/94    9.47      08/14/95   16.07      03/26/96   18.17
02/24/93    6.33      10/07/93    8.04      05/20/94    8.47      01/02/95   10.03      08/15/95   16.10      03/27/96   18.18
02/25/93    6.39      10/08/93    8.11      05/23/94    8.47      01/03/95    9.86      08/16/95   18.14      03/28/96   18.31
02/26/93    6.49      10/11/93    8.18      05/24/94    8.36      01/04/95    9.92      08/17/95   16.24      03/29/96   18.51
03/01/93    6.57      10/12/93    8.31      05/25/94    8.41      01/05/95    9.97      08/18/95   16.44      04/01/96   18.66
03/02/93    6.55      10/13/93    8.55      05/26/94    8.35      01/06/95   10.10      08/21/95   16.50      04/02/96   18.73
03/03/93    6.62      10/14/93    8.54      05/27/94    8.41      01/09/95   10.19      08/22/95   16.56      04/03/96   18.89
03/04/93    6.66      10/15/93    8.56      05/30/94    8.41      01/10/95   10.17      08/23/95   16.71      04/04/96   19.01
03/05/93    6.64      10/18/93    8.55      05/31/94    8.41      01/11/95   10.12      08/24/95   16.71      04/05/96   19.01
03/08/93    6.67      10/19/93    8.48      06/01/94    8.48      01/12/95   10.12      08/25/95   16.87      04/08/96   18.89
03/09/93    6.62      10/20/93    8.54      06/02/94    8.42      01/13/95   10.32      08/28/95   16.64      04/09/96   18.80
03/10/93    6.64      10/21/93    8.53      06/03/94    8.38      01/16/95   10.38      08/29/95   16.34      04/10/96   18.59
03/11/93    6.67      10/22/93    8.48      06/06/94    8.33      01/17/95   10.48      08/30/95   16.45      04/11/96   18.48
03/12/93    6.64      10/25/93    8.50      06/07/94    8.20      01/18/95   10.46      08/31/95   16.59      04/12/96   18.74
03/15/93    6.61      10/26/93    8.43      06/08/94    8.11      01/19/95   10.53      09/01/95   16.61      04/15/96   19.01
03/16/93    6.62      10/27/93    8.44      06/09/94    8.09      01/20/95   10.55      09/04/95   16.61      04/16/96   19.04
03/17/93    6.59      10/28/93    8.50      06/10/94    8.08      01/23/95   10.60      09/05/95   16.64      04/17/96   19.13
03/18/93    6.62      10/29/93    8.57      06/13/94    8.13      01/24/95   10.64      09/06/95   16.82      04/18/96   19.38
03/19/93    6.61      11/01/93    8.63      06/14/94    8.05      01/25/95   10.67      09/07/95   16.90      04/19/96   19.51
03/22/93    6.52      11/02/93    8.69      06/15/94    8.02      01/26/95   10.65      09/08/95   17.06      04/22/96   19.69
03/23/93    6.51      11/03/93    8.78      06/16/94    8.02      01/27/95   10.80      09/11/95   17.12      04/23/96   20.03
03/24/93    6.51      11/04/93    8.67      06/17/94    8.05      01/30/95   10.72      09/12/95   17.19      04/24/96   20.17
03/25/93    6.52      11/05/93    8.67      06/20/94    7.99      01/31/95   10.72      09/13/95   17.19      04/25/96   20.36
03/26/93    6.52      11/08/93    8.69      06/21/94    7.93      02/01/95   10.79      09/14/95   17.33      04/26/96   20.44
03/29/93    6.57      11/09/93    8.78      06/22/94    7.98      02/02/95   10.87      09/15/95   17.19      04/29/96   20.55
03/30/93    6.55      11/10/93    8.95      06/23/94    7.74      02/03/95   10.91      09/18/95   17.03      04/30/96   20.55
03/31/93    6.61      11/11/93    9.14      06/24/94    7.75      02/06/95   10.94      09/19/95   17.15      05/01/96   20.83
04/01/93    6.60      11/12/93    9.10      06/27/94    7.73      02/07/95   11.03      09/20/95   17.28      05/02/96   20.58
04/02/93    6.44      11/15/93    8.96      06/28/94    7.74      02/08/95   11.16      09/21/95   17.28      05/03/96   20.71
04/05/93    6.43      11/16/93    8.93      06/29/94    7.46      02/09/95   11.18      09/22/95   17.21      05/06/96   21.04
04/06/93    6.44      11/17/93    8.75      06/30/94    7.90      02/10/95   11.31      09/25/95   17.08      05/07/96   20.81
04/07/93    6.39      11/18/93    8.77      07/01/94    7.70      02/13/95   11.42      09/26/95   17.04      05/08/96   20.63
04/08/93    6.33      11/19/93    8.61      07/04/94    7.69      02/14/95   11.52      09/27/95   16.68      05/09/96   21.00
04/09/93    6.33      11/22/93    8.33      07/05/94    7.80      02/15/95   11.65      09/28/95   16.87      05/10/96   21.17
04/12/93    6.42      11/23/93    8.33      07/06/94    7.80      02/16/95   11.61      09/29/95   17.04      05/13/96   21.29
04/13/93    6.48      11/24/93    8.37      07/07/94    7.71      02/17/95   11.64      10/02/95   16.86      05/14/96   21.50
04/14/93    6.48      11/25/93    8.37      07/08/94    7.80      02/20/95   11.64      10/03/95   16.77      05/15/96   21.60
04/15/93    6.46      11/26/93    8.33      07/11/94    7.74      02/21/95   11.62      10/04/95   16.48      05/16/96   21.79
04/16/93    6.42      11/29/93    8.28      07/12/94    7.80      02/22/95   11.56      10/05/95   16.52      05/17/96   21.90
04/19/93    6.48      11/30/93    8.38      07/13/94    7.89      02/23/95   ll.65      10/06/95   16.55      05/20/96   22.13
04/20/93    6.38      12/01/93    8.53      07/14/94    7.85      02/24/95   ll.62      10/09/95   16.17      05/21/96   22.38
04/21/93    6.38      12/02/93    8.67      07/15/94    7.92      02/27/95   11.53      10/10/95   15.89      05/22/96   22.95
04/22/93    6.38      12/03/93    8.68      07/18/94    7.99      02/28/95   11.62      10/11/95   16.23      05/23/96   23.44
04/23/93    6.38      12/06/93    8.63      07/19/94    8.00      03/01/95   11.62      10/12/95   16.28      05/24/96   23.51
04/26/93    6.20      12/07/93    8.61      07/20/94    8.02      03/02/95   11.72      10/13/95   16.42      05/27/96   23.51
04/27/93    6.22      12/08/93    8.49      07/21/94    8.06      03/03/95   11.76      10/16/95   16.42      05/28/96   23.32
04/28/93    6.24      12/09/93    8.45      07/22/94    8.20      03/06/95   11.73      10/17/95   16.47      05/29/96   23.07
04/29/93    6.27      12/10/93    8.51      07/25/94    8.10      03/07/95   11.52      10/18/95   16.52      05/30/96   23.12
04/30/93    6.41      12/13/93    8.50      07/26/94    8.10      03/08/95   11.53      10/19/95   16.55      05/31/96   22.97
05/03/93    6.43      12/14/93    8.40      07/27/94    8.06      03/09/95   11.50      10/20/95   16.60      06/03/96   23.12
05/04/93    6.50      12/14/93    8.39      07/28/94    8.14      03/10/95   11.55      10/23/95   16.54      06/04/96   23.38
05/05/93    6.57      12/15/93    8.39      07/29/94    8.29      03/13/95   11.58      10/24/95   16.57      06/05/96   23.40
05/06/93    6.54      12/16/93    8.43      08/01/94    8.28      03/14/95   11.69      10/25/95   16.45      06/06/96   23.09
05/07/93    6.56      12/17/93    8.38      08/02/94    8.29      03/15/95   11.77      10/26/95   16.39      06/07/96   23.00
05/10/93    6.66      12/20/93    8.46      08/03/94    8.35      03/16/95   11.92      10/27/95   16.26      06/10/96   22.97
05/11/93    6.72      12/21/93    8.39      08/04/94    8.39      03/17/95   11.88      10/30/95   16.37      06/11/96   22.77
05/12/93    6.72      12/22/93    8.34      08/05/94    8.38      03/20/95   11.95      10/31/95   16.47      06/12/96   22.66
05/13/93    6.70      12/23/93    8.41      08/08/94    8.47      03/21/95   11.98      11/01/95   16.53      06/13/96   22.54
05/14/93    6.67      12/24/93    8.41      08/09/94    8.46      03/22/95   12.06      11/02/95   16.54      06/14/96   22.26
05/17/93    6.62      12/27/93    8.39      08/10/94    8.37      03/23/95   12.09      11/03/95   16.66      06/17/96   22.14
05/18/93    6.65      12/28/93    8.48      08/11/94    8.41      03/24/95   12.18      ll/06/95   16.80      06/18/96   21.60
05/19/93    6.72      12/29/93    8.51      08/12/94    8.41      03/27/95   12.27      11/07/95   16.72      06/19/96   21.46
05/20/93    6.77      12/30/93    8.58      08/15/94    8.41      03/28/95   12.24      11/08/95   16.77      06/20/96   21.11
05/21/93    6.76      12/31/93    8.56      08/16/94    8.35      03/29/95   12.18      11/09/95   17.00      06/21/96   20.89
05/24/93    6.77      01/03/94    8.60      08/17/94    8.51      03/30/95   12.10      11/10/95   17.03      06/24/96   21.21
05/25/93    6.82      01/04/94    8.61      08/18/94    8.48      03/31/95   12.18      11/13/95   17.01      06/25/96   20.99
05/26/93    6.84      01/05/94    8.79      08/19/94    8.69      04/03/95   12.14      11/14/95   16.84      06/26/96   20.47
05/27/93    6.88      01/06/94    8.88      08/22/94    8.71      04/04/95   12.19      11/15/95   16.78      06/27/96   20.27
05/28/93    6.83      01/07/94    8.87      08/23/94    8.76      04/05/95   12.17      11/16/95   16.91      06/28/96   20.63
05/31/93    6.83      01/10/94    8.93      08/24/94    8.89      04/06/95   12.27      11/17/95   16.80      07/01/96   20.76
06/01/93    6.84      01/11/94    8.98      08/25/94    9.01      04/07/95   12.14      11/20/95   16.66      07/02/96   20.82
06/02/93    6.91      01/12/94    8.90      08/26/94    9.25      04/10/95   12.22      11/21/95   16.53      07/03/96   20.64
06/03/93    6.94      01/13/94    8.94      08/29/94    9.25      04/11/95   12.23      11/22/95   16.47      07/04/96   20.64
06/04/93    6.99      01/14/94    9.06      08/30/94    9.55      04/12/95   12.24      11/23/95   16.47      07/05/96   20.17
06/07/93    6.87      01/17/94    9.01      08/31/94    9.51      04/13/95   12.33      11/24/95   16.52      07/08/96   19.82
06/08/93    6.80      01/18/94    8.94      09/01/94    9.52      04/14/95   12.33      11/27/95   16.59      07/09/96   19.93
06/09/93    6.84      01/19/94    9.02      09/02/94    9.66      04/17/95   12.30      11/28/95   16.62      07/10/96   19.45
06/10/93    6.82      01/20/94    9.03      09/05/94    9.66      04/18/95   12.33      11/29/95   16.83      07/11/96   18.69
06/11/93    6.91      01/21/94    9.11      09/06/94    9.74      04/19/95   12.25      11/30/95   17.10      07/12/96   18.60
06/14/93    7.03      01/24/94    9.15      09/07/94    9.71      04/20/95   12.18      12/01/95   17.18      07/15/96   17.86
06/15/93    7.09      01/25/94    9.00      09/08/94    9.80      04/21/95   12.30      12/04/95   17.15      07/16/96   17.66
06/16/93    6.98      01/26/94    8.99      09/09/94    9.77      04/24/95   12.42      12/05/95   17.13      07/17/96   18.22
06/17/93    6.97      01/27/94    9.01      09/12/94    9.76      04/25/95   12.44      12/06/95   17.04      07/18/96   18.56
06/18/93    6.92      01/28/94    9.06      09/13/94    9.65      04/26/95   12.46      12/07/95   17.03      07/19/96   18.64
06/21/93    6.93      01/31/94    9.18      09/14/94    9.71      04/27/95   12.61      12/08/95   17.12      07/22/96   18.25
06/22/93    6.88      02/01/94    9.11      09/15/94    9.85      04/28/95   12.64      12/11/95   17.15      07/23/96   17.73
06/23/93    6.87      02/02/94    9.03      09/16/94    9.92      05/01/95   12.68      12/12/95   17.13      07/24/96   17.34
06/24/93    6.84      02/03/94    9.01      09/19/94    9.95      05/02/95   12.79      12/13/95   17.34      07/25/96   17.57
06/25/93    6.94      02/04/94    8.72      09/20/94    9.90      05/03/95   12.81      12/14/95   17.09      07/26/96   17.79
06/28/93    6.91      02/07/94    8.71      09/21/94    9.83      05/04/95   12.74      12/15/95   17.04      07/29/96   17.49
06/29/93    6.92      02/08/94    8.71      09/22/94    9.89      05/05/95   12.74      12/18/95   16.72      07/30/96   17.49
06/30/93    6.93      02/09/94    8.87      09/23/94    9.96      05/08/95   12.85      12/19/95   16.80      07/31/96   17.43
07/01/93    7.04      02/10/94    8.94      09/26/94    9.99      05/09/95   12.87      12/20/95   16.87      08/01/96   17.49
07/02/93    7.14      02/11/94    8.92      09/27/94   10.00      05/10/95   12.90      12/21/95   16.90      08/02/96   17.61
07/05/93    7.14      02/14/94    8.94      09/28/94    9.99      05/11/95   12.90      12/22/95   17.03      08/05/96   17.66
07/06/93    7.02      02/15/94    8.99      09/29/94    9.89      05/12/95   12.93      12/25/95   17.03      08/06/96   17.67
07/07/93    6.96      02/16/94    8.95      09/30/94   10.02      05/15/95   13.01      12/26/95   17.14      08/07/96   17.77
07/08/93    7.02      02/17/94    8.93      10/03/94    9.99      05/16/95   12.96      12/27/95   17.10      08/08/96   17.57
07/09/93    6.98      02/18/94    9.08      10/04/94    9.86      05/17/95   13.05      12/28/95   17.01      08/09/96   17.59
07/12/93    7.15      02/21/94    8.57      10/05/94    9.78      05/18/95   12.96      12/29/95   17.18      08/12/96   17.52
07/13/93    7.16      02/22/94    8.98      10/06/94    9.81      05/19/95   12.95      01/01/96   17.18      08/13/96   17.37
07/14/93    7.30      02/23/94    8.90      10/07/94   10.00      05/22/95   13.04      01/02/96   17.41      08/14/96   17.32
07/15/93    7.25      02/24/94    8.82      10/10/94    9.99      05/23/95   13.21      01/03/96   17.43      08/15/96   17.43
07/16/93    7.22      02/25/94    8.88      10/11/94   10.17      05/24/95   13.28      01/04/96   17.22      08/16/96   17.35
07/19/93    7.19      02/28/94    9.11      10/12/94   10.09      05/25/95   13.24      01/05/96   17.15      08/19/96   17.43
07/20/93    7.28      03/01/94    9.16      10/13/94   10.22      05/26/95   13.28      01/08/96   17.27      08/20/96   17.66
07/21/93    7.28      03/02/94    9.17      10/14/94   10.27      05/29/95   13.28      01/09/96   16.96      08/21/96   17.54
07/22/93    7.24      03/03/94    9.13      10/17/94   10.29      05/30/95   13.22      01/10/96   16.60      08/22/96   17.84
07/23/93    7.27      03/04/94    9.21      10/18/94   10.11      05/31/95   13.23      01/11/96   16.71      08/23/96   17.95
07/26/93    7.24      03/07/94    9.13      10/19/94   10.16      06/01/95   13.37      01/12/96   16.66      08/26/96   17.93
07/27/93    7.22      03/08/94    9.22      10/20/94   10.11      06/02/95   13.34      01/15/96   16.53      08/27/96   18.08
07/28/93    7.22      03/09/94    9.21      10/21/94   10.15      06/05/95   13.41      01/16/96   16.51      08/28/96   18.37
07/29/93    7.22      03/10/94    9.21      10/24/94   10.16      06/06/95   13.47      01/17/96   16.57      08/29/96   18.29
07/30/93    7.26      03/11/94    9.30      10/25/94   10.11      06/07/95   13.39      01/18/96   16.65      08/30/96   18.29
08/02/93    7.25      03/14/94    9.36      10/26/94   10.21      06/08/95   13.38      01/19/96   16.61      09/02/96   18.29
08/03/93    7.33      03/15/94    9.49      10/27/94   10.37      06/09/95   13.51      01/22/96   16.88      09/03/96   18.05
08/04/93    7.25      03/16/94    9.50      10/28/94   10.63      06/12/95   13.60      01/23/96   16.89      09/04/96   18.08
08/05/93    7.25      03/17/94    9.59      10/31/94   10.65      06/13/95   13.77      01/24/96   16.92      09/05/96   17.80
08/06/93    7.26      03/18/94    9.58      11/01/94   10.56      06/14/95   13.93      01/25/96   17.04      09/06/96   17.98
08/09/93    7.25      03/21/94    9.56      11/02/94   10.63      06/15/95   14.01      01/26/96   17.04      09/09/96   18.02
08/10/93    7.29      03/22/94    9.45      11/03/94   10.66      06/16/95   14.20      01/29/96   17.17      09/10/96   18.13
08/11/93    7.31      03/23/94    9.48      11/04/94   10.76      06/19/95   14.30      01/30/96   17.36      09/11/96   17.99
08/12/93    7.36      03/24/94    9.40      11/07/94   10.67      06/20/95   14.26      01/31/96   17.46      09/12/96   17.97
08/13/93    7.35      03/25/94    9.43      11/08/94   10.74      06/21/95   14.38      02/01/96   17.50      09/13/96   18.05
08/16/93    7.32      03/28/94    9.24      11/09/94   10.73      06/22/95   14.51      02/02/96   17.54      09/16/96   18.08
08/17/93    7.32      03/29/94    8.99      11/10/94   10.75      06/23/95   14.41      02/05/96   17.61      09/17/96   17.91
08/18/93    7.31      03/30/94    8.90      11/11/94   10.77      06/26/95   14.26      02/06/96   17.67      09/18/96   18.02
08/19/93    7.35      03/31/94    8.74      11/14/94   10.73      06/27/95   14.13      02/07/96   17.55      09/19/96   17.84
08/20/93    7.36      04/01/94    8.74      11/15/94   10.82      06/28/95   14.14      02/08/96   17.77      09/20/96   17.90
08/23/93    7.35      04/04/94    8.55      11/16/94   10.81      06/29/95   14.17      02/09/96   17.85      09/23/96   17.71
08/24/93    7.42      04/05/94    8.73      11/17/94   10.81      06/30/95   14.39      02/12/96   17.97      09/24/96   17.87
08/25/93    7.38      04/06/94    8.77      11/18/94   10.74      07/03/95   14.36      02/13/96   17.86      09/25/96   18.08
08/26/93    7.52      04/07/94    8.79      11/21/94   10.52      07/04/95   14.36      02/14/96   17.81      09/26/96   18.13
08/27/93    7.45      04/08/94    8.86      11/22/94   10.24      07/05/95   14.41      02/15/96   17.80      09/27/96   18.08
08/30/93    7.50      04/11/94    8.95      11/23/94   10.06      07/06/95   14.57      02/16/96   17.77      09/30/96   18.20
08/31/93    7.64      04/12/94    8.79      11/24/94   10.06      07/07/95   14.73      02/19/96   17.77      10/01/96   18.16
09/01/93    7.65      04/13/94    8.79      11/25/94   10.06      07/10/95   14.80      02/20/96   17.53      10/02/96   18.29
09/02/93    7.71      04/14/94    8.84      11/28/94   10.15      07/11/95   14.74      02/21/96   17.70      10/03/96   18.20
09/03/93    7.63      04/15/94    8.86      11/29/94   10.26      07/12/95   15.16      02/22/96   17.97      10/04/96   18.39
09/06/93    7.63      04/18/94    8.62      11/30/94   10.39      07/13/95   15.17      02/23/96   17.96      10/07/96   18.33
09/07/93    7.56      04/19/94    8.57      12/01/94   10.20      07/14/95   15.21      02/26/96   17.84      10/08/96   18.26
09/08/93    7.47      04/20/94    8.42      12/02/94   10.34      07/17/95   15.40      02/27/96   17.76      10/09/96   18.29
09/09/93    7.49      04/21/94    8.51      12/05/94   10.36      07/18/95   15.51      02/28/96   17.96      10/10/96   18.21
09/10/93    7.63      04/22/94    8.63      12/06/94   10.10      07/19/95   14.82      02/29/96   17.88      10/11/96   18.36
09/13/93    7.70      04/25/94    8.60      12/07/94    9.87      07/20/95   14.99      03/01/96   17.93      10/14/96   18.43
09/14/93    7.60      04/26/94    8.71      12/08/94    9.64      07/21/95   15.07      03/04/96   17.93      10/15/96   18.22
09/15/93    7.63      04/27/94    8.52      12/09/94    9.63      07/24/95   15.37      03/05/96   17.86      10/16/96
09/16/93    7.62      04/28/94    8.67      12/12/94    9.71      07/25/95   15.44      03/06/96   17.89      10/17/96
09/17/93    7.76      04/29/94    8.64      12/13/94    9.73      07/26/95   15.56      03/07/96   17.95      10/18/96
09/20/93    7.74      05/02/94    8.68      12/14/94    9.76      07/27/95   15.69      03/08/96   17.35      10/21/96
09/21/93    7.66      05/03/94    8.72      12/15/94    9.82      07/28/95   15.88      03/11/96   17.71      10/22/96
09/22/93    7.75      05/04/94    8.66      12/16/94    9.91      07/31/95   15.88      03/12/96   17.60      10/23/96
09/23/93    7.83      05/05/94    8.64      12/19/94    9.87      08/01/95   15.75      03/13/96   17.75      10/24/96
09/24/93    7.84      05/06/94    8.57      12/20/94    9.76      08/02/95   15.75      03/14/96   17.97      10/25/96
09/27/93    7.97      05/09/94    8.43      12/21/94    9.83      08/03/95   15.65      03/15/96   18.09      10/28/96
09/28/93    8.01      05/10/94    8.52      12/22/94    9.77      08/04/95   15.88      03/18/96   18.29      10/29/96
09/29/93    7.96      05/11/94    8.45      12/23/94    9.82      08/07/95   15.92      03/19/96   18.31      10/30/96
09/30/93    8.06      05/12/94    8.52      12/26/94    9.82      08/08/95   15.92      03/20/96   18.33      10/31/96
                      05/13/94    8.46


The above chart shows the Fund's price action since inception (adjusted for distributions). The current correction appears to us to be just a normal consolidation in a long-term uptrend and we believe, given a healthy market environment, that the Fund should continue to enjoy good long term performance in the future.

The following table shows the Fund's returns by quarter and since inception compared to several popular indices:


                                   THE PERKINS        S & P         DOW JONES        NASDAQ          RUSSELL
                                   OPPORTUNITY         500         INDUSTRIAL       COMPOSITE         2000
   CALENDAR PERIOD                    FUND            INDEX           INDEX           INDEX           INDEX
   ---------------                    ----            -----           -----           -----           -----
   First Quarter 1993                 6.13%           4.33%           3.37%           4.00%           4.68%
   Second Quarter 1993                4.90%            .41%           3.08%           2.00%           1.81%
   Third Quarter 1993                16.23%           2.67%           1.84%           8.36%           8.39%
   Fourth Quarter 1993                7.82%           2.33%           6.31%           1.84%           2.23%
   First Quarter 1994                 0.58%          (3.83%)         (2.51%)         (4.29%)         (2.78%)
   Second Quarter 1994               (9.81%)           .35%            .39%          (5.04%)         (6.99%)
   Third Quarter 1994                26.89%           4.98%           6.74%           8.26%           6.59%
   Fourth Quarter 1994                (.22%)          (.04%)           .51%          (1.61%)         (2.25%)
   First Quarter 1995                21.49%           9.77%           9.17%           8.68%           4.16%
   Second Quarter 1995               17.76%           9.40%          10.30%          14.22%           8.77%
   Third Quarter 1995                18.42%           8.06%           5.77%          11.79%           9.43%
   Fourth Quarter 1995                 .54%           5.99%           7.50%            .82%           1.80%
   First Quarter 1996                 7.79%           5.39%           9.81%           4.68%           4.68%
   Second Quarter 1996               11.25%           4.42%           1.76%           7.59%           4.79%
   Third Quarter 1996               (11.82)%          3.13%           4.63%           3.54%           (.07)%

   Year Ended 9-30-96                 6.31%          20.29%          25.70%          17.57%          11.60%

   Annualized since                  34.03%          16.71%          20.40%          18.57%          13.39%
    2-18-93 inception

The Fund is well diversified among industry groups and holds stocks which we feel have good potential for above average returns, so currently its primary risk is to further market declines. We are constantly looking for investment opportunities and are confident that we will continue to find them in the future as we have in the past.

In closing, we thank you for your confidence and support.

Sincerely,


/s/ Richard W. Perkins                    /s/ Daniel S. Perkins                 /s/ Richard C. Perkins
----------------------                    ---------------------                 ----------------------
Richard W. Perkins, C.F.A.                Daniel S. Perkins, C.F.A.             Richard C. Perkins, C.F.A.
President                                 Vice President                        Vice President

Results shown are past performance which should not be regarded as an indication of future returns. The value of the Fund's shares and their return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return, after maximum sales charge of 4.75%, for the period from inception on February 18, 1993 through September 30, 1996 was 32.23% and for the one year period ended on that date was 1.25%.

                      [THE PERKINS OPPORTUNITY FUND LOGO]



PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996 (UNAUDITED)

      Shares         COMMON STOCKS: 90.1%                                                             Market Value
      ------         --------------------                                                             ------------
                     BUSINESS SERVICES - MISCELLANEOUS: 12.7%
      38,000         AlphaNet Solutions, Inc.*...............................................         $    361,000
     150,000         Appliance Recycling Centers of America, Inc.*...........................              337,500
     200,000         Appliance Recycling Centers of America, Inc.*+..........................              450,000
     500,000         Automobile Protection Corp.*............................................            2,351,500
      70,000         CorVel Corp.*...........................................................            2,126,250
      50,000         Deluxe Corp.............................................................            1,887,500
     437,500         Health Fitness Physical Therapy, Inc.*..................................            1,148,437
     180,000         Health Risk Management, Inc.*...........................................            2,767,500
      56,300         Hooper Holmes, Inc......................................................              851,538
     445,000         Integrated Security Systems, Inc.*......................................            1,001,250
     115,000         MarketLink, Inc.*.......................................................              201,250
     175,000         Raytel Medical Corp.*...................................................            2,362,500
     275,000         Reality Interactive, Inc., Units*.......................................              498,438
                                                                                                      ------------
                                                                                                        16,344,663
                                                                                                      ------------
                     COMPUTER - LOCAL NETWORKS: 4.6%
      60,000         Digi International, Inc.*...............................................              855,000
     100,000         Digital Systems International, Inc.*....................................            1,787,500
     140,000         Interphase Corp.*.......................................................            2,030,000
      52,500         Netvantage, Inc., Class A*..............................................              774,375
      40,000         Secure Computing Corp.*.................................................              445,000
                                                                                                      ------------
                                                                                                         5,891,875
                                                                                                      ------------
                     COMPUTER - MEMORY DEVICES: 4.2%
     272,500         Ciprico, Inc.*..........................................................            5,450,000
                                                                                                      ------------

                     COMPUTER - PERIPHERAL EQUIPMENT: 3.2%
     100,000         Check Technology Corp.*.................................................              987,500
     270,000         Digital Biometrics, Inc.*...............................................            1,012,500
     100,000         Mylex Corp.*............................................................            1,575,000
     100,000         RSI Systems, Inc.*......................................................              500,000
                                                                                                      ------------
                                                                                                         4,075,000
                                                                                                      ------------
                     COMPUTER SERVICES: 2.2%
     200,000         En Pointe Technologies, Inc.*...........................................            2,125,000
     295,000         IntraNet Solutions, Inc.*...............................................              700,625
                                                                                                      ------------
                                                                                                         2,825,625
                                                                                                      ------------

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]

      Shares                                                                                          Market Value
      ------                                                                                          ------------
                     COMPUTER - SOFTWARE: 7.3%
     150,000         Delphi Information Systems, Inc.*.......................................         $    159,375
   1,400,000         Delphi Information Systems, Inc., Units*+...............................            1,036,000
     475,000         Fourth Shift Corp.*.....................................................            3,562,500
     230,000         IVI Publishing, Inc.*...................................................              661,250
     350,000         Spectrum HoloByte, Inc.*................................................            2,275,000
     100,000         TRO Learning, Inc.*.....................................................            1,750,000
                                                                                                      ------------
                                                                                                         9,444,125
                                                                                                      ------------
                     CONSUMER PRODUCTS - MISCELLANEOUS: 5.5%
     500,000         CML Group, Inc..........................................................            2,437,500
     100,000         Electronic Hair Styling, Inc.*..........................................              456,250
     150,000         Metromedia International Group, Inc.*...................................            1,593,750
     300,000         Minnesota Brewing Co.*..................................................            1,500,000
      45,000         Polaris Industries, Inc.................................................            1,018,125
                                                                                                      ------------
                                                                                                         7,005,625
                                                                                                      ------------
                     ELECTRICAL PRODUCTS - MISCELLANEOUS: 7.1%
     100,000         Aetrium, Inc.*..........................................................            1,050,000
      62,800         Ametek, Inc.............................................................            1,185,350
     450,000         Destron Fearing Corp.*..................................................            1,800,000
     100,000         Ibis Technology Corp.*..................................................              862,500
     410,000         Micro Component Technology, Inc.*.......................................              845,625
     100,000         Microtest, Inc.*........................................................              898,400
      90,000         Richey Electronics, Inc.*...............................................              843,750
     100,000         Sheldahl, Inc.*.........................................................            1,687,500
                                                                                                      ------------
                                                                                                         9,173,125
                                                                                                      ------------
                     FINANCIAL SERVICES - MISCELLANEOUS: 1.3%
      40,000         TCF Financial Corp......................................................            1,505,000
      42,000         REALCO, Inc.*...........................................................              136,500
                                                                                                      ------------
                                                                                                         1,641,500
                                                                                                      ------------
                     LEISURE - GAMING: 5.8%
     250,000         Acres Gaming, Inc.*.....................................................            3,406,250
     136,000         American Wagering, Inc.*................................................            1,292,000
     100,000         Grand Casinos, Inc.*....................................................            1,475,000
     200,000         Innovative Gaming Corporation of America*...............................            1,150,000
      60,000         Lotto World, Inc.*......................................................              105,000
                                                                                                      ------------
                                                                                                         7,428,250
                                                                                                      ------------

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]

      Shares                                                                                          Market Value
      ------                                                                                          ------------
                     MEDICAL - BIOMED/GENETICS: 3.4%
     400,000         Incstar Corp.*..........................................................         $  1,450,000
     250,000         Life Medical Sciences, Inc.*............................................            1,750,000
     100,000         Somatogen, Inc.*........................................................            1,137,500
                                                                                                      ------------
                                                                                                         4,337,500
                                                                                                      ------------
                     MEDICAL - ETHICAL DRUGS: 3.0%
      50,000         Chronimed, Inc.*........................................................              693,750
     290,000         Orphan Medical, Inc.*...................................................            3,190,000
                                                                                                      ------------
                                                                                                         3,883,750
                                                                                                      ------------
                     MEDICAL - PRODUCTS: 15.6%
     195,000         ATS Medical, Inc.*......................................................            1,438,125
      90,000         Cardio Thoracic Systems, Inc.*..........................................            1,833,750
     600,000         Everest Medical Corp.*..................................................            2,325,000
     175,000         Fisher Imaging Corp.*...................................................              984,375
     700,000         Imatron, Inc.*..........................................................            3,237,500
     500,000         InnerDyne Medical, Inc.*................................................            1,750,000
      75,000         Ion Laser Tech, Inc.*...................................................              993,750
     150,000         LecTec Corp.*...........................................................            1,387,500
     145,000         Optical Sensors, Inc.*..................................................            1,232,500
     600,000         Spectranetics Corp.*....................................................            3,300,000
     271,433         SpectraScience, Inc.*...................................................            1,628,598
                                                                                                      ------------
                                                                                                        20,111,098
                                                                                                      ------------
                     RETAIL - MISCELLANEOUS/DIVERSIFIED: 7.0%
      50,000         Amerco*.................................................................            1,993,750
     140,000         Fingerhut Companies, Inc................................................            1,855,000
     250,000         Funco, Inc.*............................................................            2,281,250
     195,000         Moovies, Inc.*..........................................................            1,072,500
     370,000         Pet Food Warehouse, Inc.*...............................................            1,850,000
                                                                                                      ------------
                                                                                                         9,052,500
                                                                                                      ------------
                     RETAIL - RESTAURANTS: 1.5%
      75,000         Daka International, Inc.*...............................................              675,000
     300,000         Michigan Brewery, Inc.*.................................................            1,312,500
                                                                                                      ------------
                                                                                                         1,987,500
                                                                                                      ------------

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]


      Shares                                                                                          Market Value
      ------                                                                                          ------------
                     TELECOMMUNICATIONS - EQUIPMENT AND SERVICES: 5.7%
      75,000         Intervoice, Inc.*.......................................................         $  1,106,250
     150,000         Norstan, Inc.*..........................................................            2,587,500
     350,000         Racotek, Inc.*..........................................................            2,100,000
     150,000         Rural Cellular Corp., Class A*..........................................            1,575,000
                                                                                                      ------------
                                                                                                         7,368,750
                                                                                                      ------------
                     Total Common Stocks (cost $116,246,575).................................          116,020,886
                                                                                                      ------------



                     WARRANTS: 0.2%
--------------------------------------------------------------------------------
                     BUSINESS SERVICES - MISCELLANEOUS: 0.2%
      62,500         Health Fitness/Physical Therapy, Inc., Warrants, Ex 4/4/1999 @ $4.00*..                     0
                                                                                                      ------------

                     LEISURE - GAMING: 0.0%
      25,000         Canterbury Park, Warrants, Ex 8/18/1998 @ $4.58*........................                6,250
                                                                                                      ------------

                     MEDICAL - PRODUCTS: 0.0%
      20,000         ATS Medical, Inc. Warrants, Ex 1/4 2/2/1997 @ $6.75*...................               10,000
      10,000         Work Recovery, Inc., Class B, Warrants, Ex 6/8/1997 @ $1.80*............                    0
                                                                                                      ------------
                                                                                                            10,000
                                                                                                      ------------
                     RETAIL - RESTAURANTS: 0.2%
     300,000         Michigan Brewery, Inc., Class A, Warrants, Ex 6/13/2000 @ $8.00*........              225,000
                                                                                                      ------------

                     Total Warrants (cost $50,000)...........................................              241,250
                                                                                                      ------------
Principal Amount     REPURCHASE AGREEMENT: 9.8%
--------------------------------------------------------------------------------
 $12,616,381         Provident Bank Repurchase Agreement, 5.50%, dated
                     9/30/1996, due 10/1/1996, collateralized by $11,195,087
                     FHLMC, due 11/15/2022 and $8,647,015 FHLMC, due
                     4/15/2023 (proceeds $12,618,282) (cost $12,616,381).....................           12,616,381
                                                                                                      ------------

                     Total Investment in Securities (cost $128,912,956++): 100.1%.............          128,878,517
                     Liabilities in excess of Other Assets: (0.1)%...........................             (105,054)
                                                                                                      ------------
                     Total Net Assets: 100.0%................................................         $128,773,463
                                                                                                      ============

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]


                                                                                                      Market Value
                                                                                                      ------------
*Indicates non-income producing security.

++Cost for federal income tax purposes is the same.

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation ..........................................         $ 17,702,607
                     Gross unrealized depreciation ..........................................          (17,737,047)
                                                                                                      ------------
                               Net unrealized appreciation ..................................         $    (34,440)
                                                                                                      ============


See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]





STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1996 (UNAUDITED)


ASSETS
      Investments in securities, at value (identified cost $128,912,956)
            (Note 2-A).............................................................       $ 128,878,517
      Receivables:
            Investment securities sold ............................................             889,850
            Fund shares sold ......................................................             707,220
            Dividends and interest ................................................               1,927
      Deferred organization costs (Note 2-D) ......................................              12,203
      Prepaid expenses ............................................................             116,489
                                                                                          -------------
                  Total assets ....................................................         130,606,206
                                                                                          -------------

LIABILITIES
      Payables:
            Investment securities purchased .......................................           1,473,684
            Dividends .............................................................               2,732
            Fund shares redeemed ..................................................              71,248
            Advisor (Note 4) ......................................................             104,234
            Distributor (Notes 4 and 5) ...........................................             116,409
      Accrued expenses ............................................................              64,436
                                                                                          -------------
                  Total liabilities ...............................................           1,832,743
                                                                                          -------------

NET ASSETS ........................................................................       $ 128,773,463
                                                                                          =============

      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
            ($128,773,463/7,075,156 shares outstanding;
            unlimited number of shares authorized without par value) ..............       $       18.20
                                                                                          =============
      COMPUTATION OF OFFERING PRICE PER SHARE
            (Net asset value $18.20/.9525) ........................................       $       19.11
                                                                                          =============

SOURCE OF NET ASSETS
      Paid-in capital .............................................................       $ 121,880,379
      Accumulated net investment loss .............................................          (1,358,462)
      Undistributed net realized gain on investments ..............................           8,285,986
      Net unrealized depreciation on investments ..................................             (34,440)
                                                                                          -------------
            Net assets ............................................................       $ 128,773,463
                                                                                          =============


See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]


STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
(UNAUDITED)



INVESTMENT INCOME
      Income
            Dividends .......................................................................       $      27,020
            Interest.........................................................................             427,748
                                                                                                    -------------
                                                                                                          454,768
                                                                                                    -------------
      Expenses
            Advisory fee (Note 4) ...........................................................             625,357
            Distribution costs (Notes 4 and 5) ..............................................             157,791
            Administration fee (Note 4) .....................................................             131,136
            Custodian and accounting fees ...................................................              48,922
            Shareholder servicing fees (Note 6)..............................................              29,816
            Transfer agent fees .............................................................              21,960
            Auditing fees ...................................................................               6,017
            Legal fees......................................................................                1,680
            Shareholder reports .............................................................               1,905
            Trustees' fees ..................................................................               1,504
            Registration fees................................................................              17,782
            Insurance .......................................................................               1,446
            Amortization of deferred organization expenses (Note 2-D)........................               4,337
            Miscellaneous ...................................................................               1,905
                                                                                                    -------------
                  Total expenses ............................................................           1,051,558
                                                                                                    -------------
                        NET INVESTMENT LOSS .................................................            (596,790)
                                                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions ....................................           7,524,530
            Net change in unrealized depreciation of investments ............................         (15,068,887)
                                                                                                    -------------
                  Net realized and unrealized loss on investments ...........................          (7,544,357)
                                                                                                    -------------
                        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................       $  (8,141,147)
                                                                                                    =============


See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]



STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months         Year Ended
                                                                                    Ended September       March 31,
                                                                                       30, 1996+            1996
                                                                                       ---------            ----
INCREASE IN NET ASSETS FROM
OPERATIONS:
Net investment loss ........................................................       $    (596,790)       $   (600,653)
Net realized gain from security transactions ...............................           7,524,530           3,872,910
Net change in unrealized appreciation of investments .......................         (15,068,887)         13,678,855
                                                                                   -------------        ------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......          (8,141,147)         16,951,112
                                                                                   -------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from security transactions ...............................          (1,566,930)         (2,443,963)
                                                                                   -------------        ------------
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets derived from net change in outstanding
 shares (a).................................................................          46,199,788          65,289,955
                                                                                   -------------        ------------
      TOTAL INCREASE IN NET ASSETS .........................................          36,491,711          79,797,104

NET ASSETS:
Beginning of period ........................................................          92,281,752          12,484,648
                                                                                   -------------        ------------
END OF PERIOD ..............................................................       $ 128,773,463        $ 92,281,752
                                                                                   =============        ============


(a) A summary of capital share transactions is as follows:


                                                             Six Months Ended                         Year Ended
                                                            September 30, 1996+                    March 31, 1996
                                                            -------------------                     --------------
                                                         Shares           Value                 Shares          Value
                                                         ------           -----                 ------          -----

Shares sold .................................        3,422,486*        $ 72,567,297         4,854,066*        $ 81,019,266
Shares reissued in connection with payment of
      dividends .............................           66,471            1,406,537           136,058*           2,238,230
Shares redeemed .............................       (1,327,635)         (27,774,046)       (1,034,312)*        (17,967,541)
                                                     ---------         ------------        ----------         ------------
Net increase ................................        2,161,322         $ 46,199,788         3,955,812*        $ 65,289,955
                                                     =========         ============         =========         ============

*Per share value reflects 2-for-1 stock split. See Note 8.

+Unaudited.

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

                                                         Six Months        Year            Year             Year   Feb. 18, 1993**
                                                            Ended          Ended           Ended            Ended        through
                                                          September      March 31,       March 31,        March 31,      March 31,
                                                          30, 1996++        1996            1995             1994         1993
                                                          ----------        ----            ----             ----         ----

Net asset value, beginning of period ..............       $ 18.78          $ 13.03        $ 10.37         $  7.96       $  7.50
Income from investment operations:
      Net investment loss .........................          (.08)            (.12)          (.13)           (.13)         (.01)
      Net realized and unrealized gain (loss)
        on investments ............................          (.26)            6.66           3.79            2.70           .47
                                                          -------          -------        -------         -------       -------
Total from investment operations ..................          (.34)            6.54           3.66            2.57           .46
                                                          -------          -------        -------         -------       -------
Less distributions from net capital gains .........          (.24)            (.79)         (1.00)           (.16)          -0-
                                                          -------          -------        -------         -------       -------
Net asset value, end of period ....................       $ 18.20          $ 18.78        $ 13.03         $ 10.37       $  7.96
                                                          =======          =======        =======         =======       =======
Total return ......................................         (4.08)%+         51.29%         38.72%          32.22%        28.37%+
Ratios/supplemental data:
Net assets, end of period (millions) ..............       $ 128.8          $  92.3        $  12.5         $   3.3       $   1.0
Ratio of expenses to average net assets:
      Before expense reimbursement ................          1.67%+           1.97%          3.08%           5.14%        13.15%+
      After expense reimbursement .................          1.67%+           1.97%          2.63%           2.49%         2.42%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement ................         (0.95%)+         (1.16%)        (2.76%)         (4.93%)      (12.38%)+
      After expense reimbursement .................         (0.95%)+         (1.16%)        (2.31%)         (2.28%)       (1.65%)+
Portfolio turnover rate ...........................         47.36%           92.45%        124.86%          90.63%        15.15%

Average commission rate paid ......................       $0.0506#              --             --              --            --

*Per share value reflects 2-for-1 stock split. See Note 8.

**Commencement of operations.

+Annualized.

++Unaudited.

#For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See accompanying notes to financial statements.

                      [THE PERKINS OPPORTUNITY FUND LOGO]


NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1996 (UNAUDITED)

NOTE 1 - ORGANIZATION

      The Perkins Opportunity Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Fund's primary investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities with attractive capital appreciation potential, but there are no assurances that this objective will be achieved. The value of the Fund's investment portfolio will fluctuate with market conditions and an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund began operations on February 18, 1993.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principles. Those differences are primarily due to differing treatments for net operating losses.

      D. Deferred Organization Costs. The Fund has incurred expenses of $20,000 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis through the period ending February 17, 1998.

      E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                      [THE PERKINS OPPORTUNITY FUND LOGO]

NOTE 3 - RESTRICTED SECURITIES

      On September 30, 1996, the Fund held restricted securities (i.e., securities which may not be publicly sold without registration under the Securities Act or without an exemption under that Act). These securities are valued at fair value as determined by the Board of Trustees, giving consideration to credit quality, dividend rate, if any, projected earnings and marketability of the securities of comparable issuers. On September 30, 1996 and on the dates of acquisition, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and cost of restricted securities are as follows:


                                                                                  Per Unit Value
                                                         Acquisition Date           at 9-30-96            Cost
                                                         ----------------           ----------            ----
Appliance Recycling Centers of America, Inc.            May 31, 1996                  $2.25           $  700,000
Delphi Information Systems, Inc.                        April 17, 1996                 0.74            1,400,000
Work Recovery, Inc., Warrants                           June 3, 1993                   0.00                    0
                                                                                                      ----------
Total restricted securities (fair value of
$1,486,000 or 0.01% of net assets
at September 30, 1996)                                                                                $2,100,000
                                                                                                      ==========


NOTE 4 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1996, Perkins Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregated annual operating expenses, exclusive of interest on borrowing, to the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the expense limit is 2.50% on the first $30 million of net assets and reduced amounts thereafter. The Fund did not exceed the expense limit during the six months ended September 30, 1996.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

                  Under $12 million     -   $30,000
                  $12 to $50 million    -   0.25% of average net assets
                  $50 to $100 million   -   0.20% of average net assets
                  $100 to $200 million  -   0.15% of average net assets
                  over $200 million     -   0.10% of average net assets

                      [THE PERKINS OPPORTUNITY FUND LOGO]

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Distributor.


NOTE 5 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund (currently 0.20%). The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1996, the Fund paid to the Distributor $157,791 or approximately 0.20% (annualized) of average daily net assets.


NOTE 6 - SHAREHOLDER SERVICES FEE

      The Fund has entered into a Shareholder Service Agreement with the Advisor, under which the Fund pays servicing fees at an annual rate of up to 0.25% of the Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.


NOTE 7 - PURCHASES AND SALES OF SECURITIES

      For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $84,980,939 and $42,694,586, respectively.


NOTE 8 - CAPITAL STOCK TRANSACTIONS

      On May 14, 1996, the Board of Trustees authorized a 2-for-1 stock split, payable to shareholders of record on May 31, 1996.

                                     ADVISOR
                        Perkins Capital Management, Inc.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                  (888) PERKOPP
                                 (612) 473-8367
                                        o
                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                                        o
                                    CUSTODIAN
                               The Provident Bank
                             One East Fourth Street
                            Cincinnati, OH 45250-0967
                                        o
                     TRANSFER AGENT AND SHAREHOLDER SERVICES
                      Rodney Square Management Corporation
                      1105 North Market Street, 19th Floor
                            Wilmington, DE 19890-0001
                                  (800)280-4779
                                        o
                                    AUDITORS
                              Tait, Weller & Baker
                         2 Penn Center Plaza, Suite 700
                             Philadelphia, PA 19102
                                        o
                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104


                   This report is intended for shareholders of
                    The Perkins Opportunity Fund and may not
                   be used as sales literature unless preceded
                     or accompanied by a current prospectus.



                      [THE PERKINS OPPORTUNITY FUND LOGO]


                        A mutual fund seeking to provide
                         capital appreciation through a
                 continuing search for investment opportunities








                               SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS FOR
                              THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1996